Other Obligations (Tables)	12 Months Ended
Dec. 31, 2013
Debt
Schedule of future payments on capital equipment lease obligations

Future payments on capital equipment lease obligations are as follows (in thousands):

Year Ended December 31,
2014	$1,646
2015	1,615
2016	1,584
2017	1,553
2018	1,522
Thereafter	2,166
Total	10,085
Less: interest	653
Total principal payments	9,432
Less: current portion	1,460
Capital equipment lease obligations, net of current portion	$7,972

Schedule of purchase obligations in connection with the acquisition of land and mineral rights	At December 31, we had the following purchase obligations with parties other than the BLM (in thousands):
	2013	2012
Purchase obligations, total	$966	$2,661
Interest rate	6%	6% - 8%

Schedule of Interest expense under financing arrangements, net of amounts capitalized	Interest expense under financing arrangements, net of amounts capitalized, for the years ended December 31 totaled (in thousands):
	2013	2012	2011
Interest expense	$41,665	$36,327	$33,866

Senior Secured Revolving Credit Facility
Debt
Schedule of unamortized fees and costs included in noncurrent other asset	Unamortized fees and costs were included in noncurrent other assets and totaled the following at December 31 (in thousands):
	2013	2012
Unamortized debt issuance costs	$5,440	$7,684